Income Taxes (Details 2) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income Taxes
Net operating losses carry forward						$ 4,405,547	$ 752,863
Right of use assets						98,987	0
Inventory write off						981,758	0
Impairment loss - Interactive Offers	$ (269,994)	$ 0	$ 0	$ (269,994)	$ 289,969	3,159,477	1,015,997
Intangible assets						1,034,959	1,741,870
Stock Options						2,323,784	1,999,688
Allowance for doubtful accounts						16,797	56,112
Accrued compensation						27,540	19,323
Deferred revenue						0	18,196
Other, net						7	7
Valuation allowances						(6,100,000)	0
Deferred tax asset						$ 5,948,858	$ 5,604,056